GuideStone Funds International Equity Fund

GUIDESTONE FUNDS

Supplement dated March 16, 2012

to

Prospectus dated April 30, 2011 as amended January 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus, as supplemented.

I.    CHANGES TO INTERNATIONAL EQUITY FUND

Under the heading “Fees and Expenses” on page 89, the Annual Operating Expenses table is deleted in its entirety and replaced with the following:

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses GuideStone Funds International Equity Fund		GS2 Class	GS4 Class
Operating Expenses Column [Text]		GS2 Class	GS4 Class
Management fee		0.97%	0.97%
Other expenses		0.25%	0.49%
Acquired Fund fees and expenses		0.01%	0.01%
Total annual operating expenses		1.23%	1.47%
Fee waiver & expense reimbursement	[1]	(0.20%)	(0.20%)
Net annual operating expenses	[2]	1.03%	1.27%
[1]	The Adviser has agreed to waive fees and/or reimburse expenses to the extent needed to limit total annual operating expenses, before expense payments by broker-dealers, to 0.94% for the GS2 Class and 1.18% for the GS4 Class (excluding interest, taxes, brokerage commissions, extraordinary expenses, acquired Fund fees and expenses and expenses incurred in connection with the short sales of securities). This contractual waiver and reimbursement applies to direct Fund operating expenses only and, should it be needed, will remain in place until April 30, 2012. The "Fee waiver and expense reimbursement" may also include the waiver of shareholder service fees attributable to the Fund's cash balances invested in the Money Market Fund. If expenses fall below the levels noted above within three years after the Adviser has made such a waiver or reimbursement, the Fund may repay the Adviser so long as the repayment does not cause the Fund to exceed its expense limitation during the year in which the repayment is made and the expense limitation in place during the year in which the waivers were originally incurred. This contractual waiver and reimbursement can only be terminated by the GuideStone Funds' Board of Trustees.
[2]	The expense information in the table above has been restated to reflect current fees and expenses for the GS2 and GS4 Classes effective on or about April 1, 2012.

Under the heading “Fees and Expenses” on page 89, the Expense Example table is deleted in its entirety and replaced with the following:
Expense Example GuideStone Funds International Equity Fund (USD $)	GS2 Class	GS4 Class
Expense Example, By Year, Column [Text]	GS2 Class	GS4 Class
1 Year	105	129
3 Years	371	445
5 Years	656	784
10 Years	1,471	1,740